Summary of Changes in Allowance for Credit Losses (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
Balance - December 31, 2024	$ 24,210
Change in provision for credit losses	17,131
Balance - December 31, 2025	$ 41,341